Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 299,653	¥ 1,949,631	$ 199,409	¥ 1,297,418	¥ 1,685,054	¥ 644,415
Restricted cash	37,271	242,494		1,963,561
Short-term investments	84,363	548,890		277,946
Prepaid expenses and other current assets	143,514	933,750		777,131
Amount due from a related party	17,561	114,256		182,615
Total current assets	652,528	4,245,542		5,158,561
Non-current assets
Total non-current assets	870,329	5,662,619		7,262,963
Total assets	1,522,857	9,908,161		12,421,524
Current liabilities:
Accrued expenses and other payables	100,999	657,133		787,916
Short-term bank borrowings	7,685	50,000		1,683,676
Interest payable	8,816	57,359		6,456
Amount due to related parties	8,557	55,675		121,928
Bonds payable	1,712	11,139		419,316
Total current liabilities	272,862	1,775,323		4,373,857
Non-current liabilities
Bonds payable	294,802	1,918,069
Total non-current liabilities	450,615	2,931,834		1,196,650
Total liabilities	723,477	4,707,157		5,570,507
Shareholders' equity:
Additional paid-incapital	1,380,263	8,980,407		9,015,846
Accumulated other comprehensive income (loss)	(411)	(2,673)		118,290
Accumulated deficit	(557,813)	(3,629,300)		(2,869,031)
Treasury stock	(51,901)	(337,683)		(204,557)
Total 21Vianet Group, Inc. shareholders' equity	776,099	5,049,533		6,125,215
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,522,857	9,908,161		12,421,524
Parent Company
Current assets
Cash and cash equivalents	129,971	845,632	$ 91,737	596,871	¥ 798,200	¥ 3,891
Restricted cash	10,976	71,412		1,759,726
Short-term investments	84,360	548,873		277,946
Prepaid expenses and other current assets	20,263	131,834		103,271
Amount due from a related party	4,017	26,137		97,748
Amount due from subsidiaries	658,707	4,285,743		3,208,620
Total current assets	908,294	5,909,631		6,044,182
Non-current assets
Investments in subsidiaries	193,575	1,259,455		2,133,242
Total non-current assets	193,575	1,259,455		2,133,242
Total assets	1,101,869	7,169,086		8,177,424
Current liabilities:
Accrued expenses and other payables	10,837	70,504		38,599
Short-term bank borrowings				1,500,000
Account payables	976	6,351		10,672
Interest payable	8,731	56,809		5,759
Amount due to related parties	6,005	39,068		68,131
Amount due to subsidiaries	2,707	17,613		9,732
Bonds payable	1,712	11,139		419,316
Total current liabilities	30,968	201,484		2,052,209
Non-current liabilities
Bonds payable	294,802	1,918,069
Total non-current liabilities	294,802	1,918,069
Total liabilities	325,770	2,119,553		2,052,209
Shareholders' equity:
Additional paid-incapital	1,380,263	8,980,407		9,015,846
Accumulated other comprehensive income (loss)	(411)	(2,673)		118,290
Accumulated deficit	(551,859)	(3,590,564)		(2,804,409)
Treasury stock	(51,901)	(337,683)		(204,557)
Total 21Vianet Group, Inc. shareholders' equity	776,099	5,049,533		6,125,215
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,101,869	7,169,086		8,177,424
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	5	34		33
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	5	34		33
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	2	12		12
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 2	¥ 12		¥ 12